Common Stock (Details Narrative)																																										1 Months Ended	2 Months Ended		3 Months Ended		6 Months Ended						12 Months Ended
	Jun. 29, 2022 USD ($) $ / shares shares	Jun. 29, 2022 CAD ($) $ / shares shares	Jun. 14, 2022 USD ($) shares	Jun. 14, 2022 shares	Jun. 14, 2022 $ / shares shares	Jun. 14, 2022 CAD ($) shares	Jun. 14, 2022 $ / shares shares	Jun. 03, 2022 USD ($) shares CAD ($)	Jun. 03, 2022 $ / shares shares	May 26, 2022 USD ($) shares CAD ($)	May 26, 2022 $ / shares shares	May 14, 2022 shares	Apr. 16, 2022 $ / shares	Apr. 16, 2022 $ / shares	Apr. 08, 2022 USD ($) shares $ / shares	Apr. 08, 2022 $ / shares shares	Apr. 08, 2022 USD ($) shares	Apr. 08, 2022 CAD ($) shares	Mar. 28, 2022 USD ($) shares	Mar. 28, 2022 CAD ($) shares $ / shares	Mar. 24, 2022 USD ($) shares	Mar. 24, 2022 CAD ($) shares $ / shares	Mar. 18, 2022 USD ($) shares	Mar. 18, 2022 CAD ($) shares $ / shares	Mar. 17, 2022 USD ($) shares	Mar. 17, 2022 CAD ($) shares $ / shares	Mar. 16, 2022 USD ($) shares	Mar. 16, 2022 CAD ($) shares $ / shares	Mar. 15, 2022 USD ($)	Mar. 15, 2022 CAD ($) $ / shares shares	Mar. 15, 2022 USD ($) shares	Mar. 15, 2022 CAD ($) shares $ / shares	Jun. 28, 2021 USD ($) shares $ / shares	Jun. 28, 2021 CAD ($) shares $ / shares	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 16, 2021 USD ($) shares	Apr. 16, 2021 CAD ($) shares	Mar. 30, 2021 USD ($) shares $ / shares	Mar. 30, 2021 USD ($) $ / shares $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares	Jun. 30, 2022 USD ($) shares	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 28, 2021 CAD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 CAD ($) $ / shares shares	Mar. 31, 2022 shares	Aug. 08, 2021 shares	Jun. 28, 2021 $ / shares	Apr. 28, 2021 $ / shares shares	Mar. 30, 2021 CAD ($) $ / shares shares	Mar. 16, 2021 shares	Mar. 08, 2021 CAD ($) $ / shares shares	Mar. 04, 2021 shares	Dec. 31, 2020 USD ($) shares	Sep. 15, 2020 USD ($) shares	Sep. 15, 2020 CAD ($) shares	Jul. 01, 2020 $ / shares	Jul. 01, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Shares issued																																										2,000,000			2,000,000	1,416,667	2,000,000	2,000,000	2,000,000		2,000,000	1,416,667		2,000,000
Number of share options exercised in share-based payment arrangement																																																220,000					3,910,000
Exercise price | $ / shares																																																				$ 0.24
Number of share options granted in share-based payment arrangement																																																	0.24		0.31		450,000
Principal amount																																						$ 29,528	$ 29,528																				$ 37,500					$ 9,870	$ 13,000
Units issued on conversion of debt																																						660,000	660,000																				660,000					173,333	173,333
Accrued interest | $																																						$ 12,000	$ 12,000														$ 17,733
Proceeds from exercise of warrants | $																																															$ 35,813					$ 574,527
Proceeds from exercise of options | $																																															19,571					29,761
Gain (loss) on debt settlement | $																																													$ (46)	$ (73,560)	71,236					$ (145,665)
Net debt | $																																																															$ 11,027
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)																																	$ 0.08	$ 0.10
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)																																	$ 0.10	$ 0.12
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Principal amount																																								$ 89,198																					$ 112,500
Units issued on conversion of debt																																						660,000	660,000	1,500,000																			660,000		1,500,000
Debt conversion price | (per share)																																						$ 0.06	$ 0.06	$ 0.06																			$ 0.075		$ 0.075					$ 0.06	$ 0.075
Accrued interest																																						$ 9,478	$ 9,478																				$ 12,000
Unsecured loan six [member]
IfrsStatementLineItems [Line Items]
Shares issued																																																												1,000,000		1,000,000
Proceeds from shares issued																																				$ 95,959	$ 120,000
Shares issued																																				1,000,000
Long-term notes payable [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																						$ 98,400
Exercise price | $ / shares															$ 0.08
Exercise price | (per share)													$ 0.10	$ 0.12																								$ 0.10	$ 0.12
Payable | $																																						$ 38,062	$ 38,062
Gain (loss) on debt settlement | $																																						60,338
Loss on issuance of debt | $																																						33,006
Debt settlement [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																	$ 36,939
Net debt | $																																						$ 8,602	$ 8,602
Consulting service [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued																																																							200,000
Fair value of share issued | $																																															51,208
Share-based compensation | $																																															51,208
Services [member]
IfrsStatementLineItems [Line Items]
Shares issued																																			346,163																							346,163
Fair value of share issued | $																																			$ 85,739
Settlement debt [member]
IfrsStatementLineItems [Line Items]
Shares issued																																	150,000										150,000
Restricted stock units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued																																						150,000
Number of share options granted in share-based payment arrangement																																																650,000				150,000	1,325,000
Stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement																																																				670,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued			55,000	55,000	55,000	55,000	55,000								196,250	196,250	196,250	196,250															135,000										135,000
Number of warrants, Issued																			353,000	353,000	4,212,554	4,212,554	1,026,174	1,026,174			363,636	363,636			1,551,419	1,551,419																4,251,440
Fair value of share issued																					$ 578,137	$ 724,670	$ 124,130	$ 156,587			$ 51,559	$ 65,624			$ 184,181	$ 236,032										$ 787,785								$ 1,014,290
Proceeds from issuance of shares			$ 4,257					$ 7,952		$ 7,810							$ 3,973	$ 5,000															$ 12,438	$ 16,500													$ 15,794			19,625
Number of share options exercised in share-based payment arrangement								100,000		100,000		55,000			196,250																																					4,476,667
Exercise price | (per share)							$ 0.10		$ 0.10		$ 0.10				$ 0.08	$ 0.10
Warrant and option reserve | $			$ 6,932					$ 12,604		$ 12,604					$ 24,736		$ 3,695
Number of share options granted in share-based payment arrangement	0.39	0.50
Number of stock options cancelled | $			2,338
Option reserves to common stock | $			7,389
Warrant issued price per share | $ / shares		0.04
Warrants [member] | Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																																								$ 0.10
Warrants [member] | Long-term notes payable [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					0.08	13,000	5,500	10,000	0.08	10,000	0.08																						145,000	145,000				400,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued	72,536,900	72,536,900						100,000	100,000	100,000	100,000				50,000	50,000	50,000	50,000																												5,146,667						5,146,667
Proceeds from issuance of shares	$ 17,408,856	$ 22,486,439
Issued capital [member] | Restricted stock units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Shares issued																																										50,000			50,000		50,000	50,000	50,000		50,000			50,000
Stock options [member]
IfrsStatementLineItems [Line Items]
Shares issued			130,000	130,000	130,000	130,000	130,000			70,000	70,000
Proceeds from issuance of shares | $			$ 10,130							$ 5,467
Number of share options exercised in share-based payment arrangement				100,000						70,000					50,000
Exercise price | (per share)	$ 0.24	$ 0.31					$ 0.10				$ 0.10
Warrant and option reserve | $										$ 5,173
Number of share options granted in share-based payment arrangement										7,000	0.08
Common stock issued were cancelled			30,000	30,000	30,000	30,000	30,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued																																																								10,000
Shares outstanding																																										369,674,974			369,674,974	155,102,806	369,674,974	369,674,974	369,674,974		369,674,974	155,102,806	185,169,793	369,674,974									125,339,156
Fair value of share issued | $																																						$ 36,900
Number of share options granted in share-based payment arrangement																																						150,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares																																																						$ 0.00001
Shares issued																																										369,674,974			369,674,974		369,674,974	369,674,974	369,674,974		369,674,974		185,169,792	369,674,974
Shares outstanding																																										369,674,974			369,674,974		369,674,974	369,674,974	369,674,974		369,674,974		185,169,792	369,674,974
Share issued price per share | $ / shares																				$ 0.45		$ 0.45		$ 0.45		$ 0.45		$ 0.45		$ 0.45		$ 0.45
Ordinary shares [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Shares issued																																						190,000	190,000																				190,000
Fair value of share issued | $																																						$ 41,608
Ordinary shares [member] | Services [member]
IfrsStatementLineItems [Line Items]
Shares issued																																						1,684,428	1,684,428																				1,684,428
Fair value of share issued | $																																						$ 396,108
Non brokered private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued																				4,600,000		34,513,400		19,175,898		2,000,000		6,060,606		40,308,037		40,308,037	50,000							8,015,832			50,000																		8,015,832
Share issued price per share | (per share)																				$ 0.165		$ 0.165		$ 0.165		$ 0.165		$ 0.165		$ 0.165		$ 0.165	$ 0.24							$ 0.05			$ 0.24														$ 0.30				$ 0.06
Proceeds from shares issued																													$ 5,189,773	$ 6,650,826
Payment of cash finder's fee																			$ 37,529	$ 46,960	672,339	$ 844,208	122,406	$ 154,397			47,168	$ 60,035			$ 229,427	$ 291,895															$ 1,549,196			1,994,906
Fair value of share issued																			57,768	72,287
Proceeds from issuance of shares																			$ 606,548	$ 759,000	$ 4,535,347	$ 5,694,761	$ 2,508,197	$ 3,164,023	$ 260,681	$ 330,000	$ 785,678	$ 1,000,000					$ 12,151	$ 15,000						$ 400,792	$ 481,350
Non brokered private placement [member] | Prepaid expenses and deposits [member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets																																										$ 19,393			$ 19,393		19,393	$ 19,393	$ 19,393		$ 19,393			$ 25,000
Non brokered private placement [member] | Prepaid services [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued																									909,090	909,090
Fair value of share issued																									$ 118,491	$ 150,000
Non brokered private placement [member] | Investor relation [member]
IfrsStatementLineItems [Line Items]
Share-based compensation																																															98,820			125,000
Non brokered private placement [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Shares issued																																								4,416,667																					4,416,667
Share issued price per share | (per share)																										$ 0.165														$ 0.05																					$ 0.06
Number of warrants, Issued																									3,000,000	3,000,000
Fair value of share issued																									$ 391,021	$ 472,001														$ 220,833	$ 265,000
Non brokered private placement [member] | Vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued																									700,000	700,000																						650,000					50,000
Fair value of share issued																																															92,171			$ 107,250
Share-based compensation | $																																															$ 84,721						$ 7,450
Non brokered private placement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued																																			1,360,200																							1,360,200
Share issued price per share | (per share)																																			$ 0.10																							$ 0.12
Proceeds from issuance of shares																																											$ 135,670	$ 169,776
Non brokered private placement [member] | Stock options [member]
IfrsStatementLineItems [Line Items]
Shares issued																																	30,000										30,000
Share issued price per share | (per share)																																	$ 0.08										$ 0.08														$ 0.10
Proceeds from issuance of shares																																	$ 2,403	$ 3,000
US private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued																																								4,716,160																					4,716,160
Share issued price per share | $ / shares																																								$ 0.05
Proceeds from issuance of shares | $																																								$ 235,808
Exercise price | $ / shares																																								$ 0.08
US private placement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)																																								$ 0.08	$ 0.10
Exercise of warrants [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																																						3,304,600
Exercise price | $ / shares																																						$ 0.10
Proceeds from exercise of warrants | $																																						$ 330,460
Exercise of options [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																																						150,000
Exercise price | $ / shares																																						$ 0.18
Proceeds from exercise of options | $																																						$ 27,358
Exercise of options [member] | Ordinary shares [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																				$ 43,549		$ 109,427
Number of share options granted in share-based payment arrangement																																				150,000	150,000	600,000
Net debt | $																																				$ 7,908
Loss on issuance of debt | $																																				36,451
Exercise of options [member] | Ordinary shares [member] | Services [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																				$ 188,729
Number of share options granted in share-based payment arrangement																																				600,000	600,000
Exercise of options [member] | Ordinary shares [member] | Accounts payables [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																				$ 23,989
Number of share options granted in share-based payment arrangement																																				75,000	75,000
Settlement debt [member]
IfrsStatementLineItems [Line Items]
Shares issued																																	25,000										25,000
Fair value of share issued | $																																	$ 5,210
Net debt | $																																	1,101										$ 1,101
Loss on issuance of debt | $																																	$ 4,107